Long-Term Debt - Additional Information - Other (Detail) $ in Thousands	Dec. 31, 2015 USD ($) CreditFacility	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Weighted-average effective interest rate	3.20%	3.50%
Total principal	$ 3,426,568	$ 2,439,204
Aggregate principal repayments, 2016	486,200
Aggregate principal repayments, 2017	636,900
Aggregate principal repayments, 2018	580,400
Aggregate principal repayments, 2019	728,400
Aggregate principal repayments, 2020	221,900
Aggregate principal repayments, thereafter	$ 772,800
Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Number of credit facility | CreditFacility	4
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, 2016	$ 210,900
Aggregate principal repayments, 2017	97,500
Aggregate principal repayments, 2018	97,800
Aggregate principal repayments, 2019	$ 47,300
Number of credit facility | CreditFacility	5
Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Number of credit facility | CreditFacility	1
Minimum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Credit facility margin, lower range	0.30%	0.30%
Minimum [Member] | Line of Credit One [Member] | Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	126.00%
Minimum [Member] | Line of Credit One [Member] | Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	126.00%
Minimum [Member] | Line of Credit Two [Member] | Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	126.00%
Minimum [Member] | Line of Credit Two [Member] | Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	126.00%
Maximum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Credit facility margin, higher range	3.25%	3.25%
Maximum [Member] | Line of Credit One [Member] | Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	212.00%
Maximum [Member] | Line of Credit One [Member] | Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	212.00%
Maximum [Member] | Line of Credit Two [Member] | Term loans [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	212.00%
Maximum [Member] | Line of Credit Two [Member] | Revolving Credit Facility [Member] | Collateralized Debt Obligations [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	212.00%
Tranche One [Member] | ALP Maritime Services B.V. [Member] | Term loans [Member]
Debt Instrument [Line Items]
Total principal	$ 20,600
Interest rate, percentage	2.93%